================================================================================

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                Investment Company Act file number 811-21552

                 J.P. Morgan Access Multi-Strategy Fund, L.L.C.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                            270 Park Avenue, Floor 6
                                New York,NY 10017
              ---------------------------------------------------
              (Address of principal executive offices) (Zip code)

                              Frank J. Nasta, Esq.
                     J.P. Morgan Investment Management Inc.
                            270 Park Avenue, Floor 9
                                New York,NY 10017
                    ---------------------------------------
                    (Name and address of agent for service)

                                    Copy to:
                             Richard Horowitz, Esq.
                                  Dechert LLP
                          1095 Avenue of the Americas
                              New York, NY  10036

     Registrant's telephone number, including area code: (800) 480-4111

                        Date of fiscal year end: March 31

                    Date of reporting period: June 30, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

================================================================================

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

                 J.P. MORGAN ACCESS MULTI-STRATEGY FUND, L.L.C.

                            Schedule of Investments
                                 June 30, 2011
                                  (Unaudited)

                                                                           % OF
                                                                         MEMBERS'
INVESTMENT FUND                              COST ($)    FAIR VALUE ($)   CAPITAL        LIQUIDITY
-----------------------------------------  ------------  --------------  ---------    ----------------
DIVERSIFIED
D.E. Shaw Composite Fund, LLC                18,197,521      19,567,581       2.99    Quarterly*
Evolution M Fund, L.P.                           23,069         307,167       0.05    In Liquidation**
Hudson Bay Fund L.P.                         57,908,734      61,391,708       9.40    Quarterly
Och-Ziff Domestic Partners II, L.P.          63,300,000      65,847,436      10.06    Quarterly
QVT Associates II Holdings Ltd.                 455,953         546,724       0.08    In Liquidation**
QVT Associates II, L.P.                         662,808         290,582       0.04    Side Pocket
QVT Associates II, L.P.                       4,160,074       4,359,561       0.67    Quarterly
                                           ------------  --------------  ---------
TOTAL                                       144,708,159     152,310,759      23.29
                                           ------------  --------------  ---------
EVENT DRIVEN - CORE
Apollo Asia Opportunity Fund, L.P.              642,197         918,293       0.14    Side Pocket
Deephaven Event Fund LLC                        245,016          53,012       0.01    In Liquidation**
Paulson Partners Enhanced, L.P.              13,888,093      14,836,621       2.27    Semi-Annual
Perry Partners L.P.                          24,600,000      25,023,947       3.83    Quarterly
Taconic Opportunity Fund, L.P.                   22,743          31,203       0.01    Side Pocket
Third Point Partners Qualified L.P. (b)      26,150,000      28,171,990       4.31    Quarterly
Tyrus Capital Event Fund, L.P.               16,100,000      16,072,308       2.45    Quarterly
Tyrus Capital Opportunities Fund L.P.        23,200,000      22,783,919       3.48    Quarterly
ValueAct Capital Partners, L.P.                 879,774       1,454,062       0.22    Side Pocket
                                           ------------  --------------  ---------
TOTAL                                       105,727,823     109,345,355      16.72
                                           ------------  --------------  ---------
EVENT DRIVEN - DISTRESSED
Aurelius Capital Partners Fund, L.P.          4,800,000       5,900,686       0.90    Semi-Annual
Caspian Capital Partners, L.P.               15,500,000      17,582,346       2.69    Quarterly
Senator Global Opportunity Fund, L.P.           744,654         995,071       0.15    Quarterly
Senator Global Opportunity Fund, L.P.            95,044         239,485       0.04    Side Pocket
Strategic Value Restructuring Fund, L.P.      1,943,982         864,545       0.13    Side Pocket
SVRF (Onshore) Holdings LLC                     751,187         702,135       0.11    Annual
York Credit Opportunities Fund, L.P. (b)     21,450,000      22,830,121       3.49    Quarterly
                                           ------------  --------------  ---------
TOTAL                                        45,284,867      49,114,389       7.51
                                           ------------  --------------  ---------
LONG/SHORT EQUITIES
Black Bear Fund I, L.P.                          90,769         117,303       0.02    In Liquidation**
Copper River Partners, L.P.                     319,237          82,336       0.01    In Liquidation**
Deerfield Partners, L.P.                      1,173,126       1,754,541       0.27    Semi-Annual
Eastern Advisor, L.P.                                 -          14,868       0.00(a) Side Pocket
Glenview Institutional Partners, L.P. (b)    25,722,799      26,528,191       4.05    Quarterly*
Maverick Fund USA Ltd. (b)                   31,850,000      32,195,491       4.94    Monthly
Standard Global Equity Partners SA, L.P.     32,400,000      34,619,691       5.29    Quarterly
TPG-Axon Partners, L.P.                      29,750,000      30,938,198       4.73    Quarterly
                                           ------------  --------------  ---------
TOTAL                                       121,305,931     126,250,619      19.31
                                           ------------  --------------  ---------


The accompanying notes are an integral part of the Schedule of Investments.

                 J.P. MORGAN ACCESS MULTI-STRATEGY FUND, L.L.C.

                                 June 30, 2011
                                  (Unaudited)

                                                                                    % OF
                                                                                  MEMBERS'
INVESTMENT FUND                                       COST ($)    FAIR VALUE ($)  CAPITAL      LIQUIDITY
--------------------------------------------------  ------------  --------------  --------  ----------------
OPPORTUNISTIC/MACRO
Black River Commodity Multi-Strategy Fund, LLC           744,826         737,259      0.11  Side-Pocket
Brevan Howard Emerging Markets Fixed Income Fund,
L.P.                                                   9,200,000       9,185,826      1.40  Weekly
Brevan Howard, L.P. (b)                               29,756,207      31,832,802      4.87  Monthly
Caxton Global Investments USA, LLC (b)                33,800,000      32,697,932      5.01  Quarterly
D.E. Shaw Oculus Fund LLC (b)                         31,242,961      38,596,738      5.90  Quarterly*
                                                    ------------  --------------  --------
TOTAL                                                104,743,994     113,050,557     17.29
                                                    ------------  --------------  --------
RELATIVE VALUE
BAM Opportunity Fund SPV, LLC                            309,998         241,963      0.04  Side Pocket
Centar Select, L.P.                                      680,270         800,636      0.12  In Liquidation**
Golden Tree Partners, L.P. Class C (b)                31,300,000      33,006,772      5.05  Quarterly*
Good Hill SPV, Ltd.                                      213,659         207,765      0.03  In Liquidation**
Horizon Portfolio L.P.                                18,200,000      18,434,922      2.82  Quarterly
Knighthead Domestic Fund, L.P.                         2,014,390       2,610,097      0.40  Quarterly
Magnetar Capital Fund, L.P.                              675,562         490,017      0.08  Side-Pocket
Magnetar Risk Linked Fund (US) Ltd.                    2,274,484       2,237,542      0.34  Side-Pocket
Magnetar SPV LLC                                         245,506         303,262      0.05  In Liquidation**
Magnetar Structured Credit Fund, L.P.                  3,054,844       3,878,761      0.59  Semi-Annual
Marathon Credit Opportunity Fund, L.P.                19,806,882      19,568,572      2.99  Semi-Annual
Orchard Centar, L.P.                                   1,060,654       1,452,503      0.22  Quarterly
Plainfield 2009 Liquidating LLC                        1,272,330         621,151      0.10  In Liquidation**
Waterfall Eden Fund, L.P.                              1,616,131         786,436      0.12  In Liquidation**
Waterfall Eden Fund, L.P.                                644,477         727,035      0.11  Quarterly
Waterfall Victoria Fund, L.P.                          1,059,163       1,306,149      0.20  Semi-Annual*
                                                    ------------  --------------  --------
TOTAL                                                 84,428,350      86,673,583     13.26
                                                    ------------  --------------  --------
TOTAL INVESTMENTS                                    606,199,124     636,745,262     97.38
                                                                  ==============

Other Assets, less Other Liabilities                                  17,126,299      2.62
                                                                  --------------  --------
MEMBERS' CAPITAL                                                     653,871,561    100.00
                                                                  ==============  ========

----------
(a)  Amount rounds to less than 0.01%.

(b) Partially or wholly held in a pledged account by the Custodian as collateral for existing line of credit.

* An amount less than 5% of this investment is currently in a side pocket. A side pocket is an account within the Investment Fund that has additional restrictions on liquidity.

** The Investment Fund is in the process of ceasing its operations or has created a special purpose vehicle to handle the orderly disposition of the underlying assets, which may result in J.P. Morgan Access Multi Strategy Fund L.L.C.'s (the "Fund") delayed receipt of redemption proceeds.

The accompanying notes are an integral part of the Schedule of Investments.

                 J.P. MORGAN ACCESS MULTI-STRATEGY FUND, L.L.C.

                                 June 30, 2011
                                  (Unaudited)

            INVESTMENT STRATEGY AS A PERCENTAGE OF TOTAL INVESTMENTS

Diversified                                                  23.93%
Long/Short Equities                                          19.83%
Opportunistic/Macro                                          17.75%
Event Driven-Core                                            17.17%
Relative Value                                               13.61%
Event Driven-Distressed                                       7.71%
                                                        -----------
Total                                                       100.00%
                                                        ===========

None of the Investment Funds are related to the Adviser and/or its affiliates. The management agreements of the general partners/managers provide for compensation to such general partners/managers in the form of management fees ranging from 1% to 3% annually of net assets and incentives of 15% to 30% of net profits earned.

The accompanying notes are an integral part of the Schedule of Investments.

                 J.P. MORGAN ACCESS MULTI-STRATEGY FUND, L.L.C.

                                 June 30, 2011
                                  (Unaudited)

VALUATION OF INVESTMENTS

The net asset value of J.P. Morgan Access Multi-Strategy Fund, L.L.C. (the "Fund") is determined as of the last day of each month in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board. The Fund's investments in the Investment Funds are considered to be illiquid and can only be redeemed periodically. The Board has approved procedures pursuant to which the Fund values its investments in Investment Funds at fair value. In accordance with these procedures, fair value as of each month-end ordinarily is the net asset value determined as of such month-end for each Investment Fund in accordance with the Investment Fund's valuation policies and reported at the time of the Fund's valuation.

The Fund uses the Net Asset Value (the "NAV"), to determine the fair value of all underlying investments which (a) do not have readily determinable fair values and (b) either have the attributes of an investment company or prepare their financial statements consistent with measurement principles of an investment company. As a general matter, the fair value of the Fund's interest in an Investment Fund will represent the amount that the Fund could reasonably expect to receive from an Investment Fund if the Fund's interest were redeemed at the time of the valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. Considerable judgment is required to interpret the factors used to develop estimates at fair value. These factors include, but are not limited to, a review of the underlying securities of the Investment Fund when available, ongoing due diligence of the style, strategy and valuation methodology employed by each Investment Fund, and a review of market inputs that may be expected to impact the performance of a particular Investment Fund. The use of different factors and estimation methodologies could have a significant effect on the estimated fair value and could be material to the financial statements. In the unlikely event that an Investment Fund does not report a month-end value to the Fund on a timely basis, the Fund would determine the fair value of such Investment Fund based on the most recent value reported by the Investment Fund, as well as any other relevant information available at such time. Some of the Investment Funds may invest all or a portion of their assets in investments which may be illiquid. Some of these investments are held in "side pockets", sub funds within the Investment Funds, which provide for their separate liquidation potentially over a much longer period than the liquidity an investment in the Investment Funds may provide. Should the Fund seek to liquidate its investment in an Investment Fund which maintains investments in a side pocket arrangement or which holds substantially all of its assets in illiquid securities, the Fund might not be able to fully liquidate its investment without delay, which could be considerable. In such cases, during the period until the Fund is permitted to fully liquidate its interest in the Investment Funds, the value of its investment could fluctuate.

The Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The accompanying notes are an integral part of the Schedule of Investments.

                 J.P. MORGAN ACCESS MULTI-STRATEGY FUND, L.L.C.

                                 June 30, 2011
                                  (Unaudited)

The various inputs that are used in determining the fair value of the Fund's investments are summarized into the three broad levels listed below

     - Level 1 inputs are quoted prices in active markets for identical securities;

     - Level 2 inputs are other significant observable inputs (including the Investment Fund's ability to be redeemed at fair value at the reporting date);

     - Level 3 inputs are significant unobservable inputs and include restrictions on redemptions of the Investment Funds due to terms of the investment or gates, suspensions, etc. imposed by the Investment Fund.

A financial instrument's level within the fair value hierarchy is based on the lowest of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input, by strategy:

                                    TOTAL FAIR
                                     VALUE AT
INVESTMENTS IN INVESTMENT FUNDS     06/30/2011   LEVEL 1     LEVEL 2       LEVEL 3
------------------------------------------------------------------------------------
Diversified                        $152,310,759  $     -  $150,680,176  $ 1,630,583
Event Driven - Core                 109,345,355        -   106,888,785    2,456,570
Event Driven - Distressed            49,114,389        -    47,308,224    1,806,165
Long/Short Equities                 126,250,619        -   126,013,676      236,943
Opportunistic/Macro                 113,050,557        -   112,313,298      737,259
Relative Value                       86,673,583        -    80,315,485    6,358,098
------------------------------------------------------------------------------------
Total Investments                  $636,745,262  $     -  $623,519,644  $13,225,618
------------------------------------------------------------------------------------

The following is a summary for which significant unobservable inputs (Level 3) were used in determining fair value:

                                                                                    NET CHANGE IN
                                                                                     UNREALIZED
  INVESTMENT    BALANCE AS OF   TRANSFERS INTO  TRANSFERS OUT OF    NET REALIZED   APPRECIATION /   NET PURCHASES /  BALANCE AS OF
   STRATEGY     MARCH 31, 2011    LEVEL 3 (A)      LEVEL 3 (A)      GAIN / (LOSS)  (DEPRECIATION)      (SALES)       JUNE 30, 2011
------------------------------------------------------------------------------------------------------------------------------------
Diversified     $   2,107,663   $            -  $       (71,031)    $    159,702    $    (210,430)  $     (355,321)  $     1,630,583
Event Driven -
  Core              2,098,284                -           (2,758)         (52,030)         479,484          (66,410)        2,456,570
Event Driven -
  Distressed        1,821,931                -                -                -          (15,766)               -         1,806,165
Long/Short
  Equities            315,040                -                -           57,581          (75,204)         (60,474)          236,943
Opportunistic/
  Macro               862,424                -                -            1,947          (46,968)         (80,144)          737,259
Relative
  Value             6,414,172          187,649                -            2,318         (146,059)         (99,982)        6,358,098
------------------------------------------------------------------------------------------------------------------------------------
Total           $  13,619,514   $      187,649  $       (73,789)    $    169,518    $     (14,943)  $     (662,331)  $    13,225,618
====================================================================================================================================

The accompanying notes are an integral part of the Schedule of Investments.

                 J.P. MORGAN ACCESS MULTI-STRATEGY FUND, L.L.C.

                                 June 30, 2011
                                  (Unaudited)

(a) The Fund recognizes transfers into and out of the levels indicated above at the beginning of the reporting period. Transfers from Level 2 to Level 3 were primarily related to the change in liquidity terms of the underlying Investment Funds during the reporting period. Transfers from Level 3 to Level 2 were primarily related to the expiration of lock-up periods imposed by the underlying Investment Funds and due to liquidity provisions considered by the Fund. There were no transfers between Level 1 and Level 2 during the period ended June 30, 2011. The Fund had no unfunded capital commitments as of June 30, 2011.

The change in unrealized appreciation (depreciation) attributable to securities owned at June 30, 2011, which were valued using significant unobservable inputs (Level 3), is as follows:

                              NET CHANGE IN
                               UNREALIZED
INVESTMENTS IN                APPRECIATION/
INVESTMENT FUNDS             (DEPRECIATION)
--------------------------------------------
Diversified                  $      (62,296)
Event Driven - Core                 479,484
Event Driven - Distressed           (15,766)
Long / Short Equities                 2,421
Opportunistic / Macro               (46,968)
Relative Value                     (146,059)
Total                        $      210,816


DIVERSIFIED

Portfolio Managers utilizing this strategy use two or more of the below strategies. Investment Funds within this strategy are generally subject to 30 - 65 day redemption notice periods. Approximately 1.07 percent of the fair value of the investments in Investment Funds in this strategy are in side pockets or liquidating trusts. The remaining 98.93 percent of the Investment Funds have either initial redemption dates commencing in the future or they can be redeemed with no restrictions as of the measurement date. During the period ended June 30, 2011, the Fund had three transfers out of Level 3 with a fair market value of $71,031. Also, during the period ended June 30, 2011, Level 3 purchases and sales for this strategy totaled $76,018 and $431,339, respectively.

EVENT DRIVEN - CORE

Portfolio Managers utilizing this strategy invest in securities of companies involved in mergers, acquisitions, restructurings, liquidations, spin-offs, or other special situations that alter a company's financial structure or operating strategy. Risk management and hedging techniques are typically employed by the Portfolio Managers to seek to protect the portfolio from deals that fail to materialize. In addition, accurately forecasting the timing of a transaction is an important element affecting the realized return. The use of leverage varies. Investment Funds within this strategy are generally subject to 60 - 93 day redemption notice periods. Approximately 2.25 percent of the fair value of the investments in Investment Funds in this strategy are in side pockets or liquidating trusts. The remaining 97.75 percent of the Investment Funds have either initial redemption dates commencing in the future or they can be redeemed with no restrictions as of the measurement date. During the period ended June 30, 2011, the

The accompanying notes are an integral part of the Schedule of Investments.

                 J.P. MORGAN ACCESS MULTI-STRATEGY FUND, L.L.C.

                                 June 30, 2011
                                  (Unaudited)

Fund had one transfer out of Level 3 with a fair market value of $2,758. Also, during the period ended June 30, 2011, Level 3 sales for this strategy totaled $66,410.

EVENT DRIVEN - DISTRESSED

Portfolio Managers utilizing this strategy invest in debt and equity securities of companies in financial difficulty, reorganization or bankruptcy, nonperforming and sub-performing bank loans, and emerging market debt. Portfolios are usually concentrated in debt instruments. The Portfolio Managers differ in their preference for actively participating in the workout and restructuring process and the extent to which they use leverage. Investment Funds within this strategy are generally subject to 60 - 95 day redemption notice periods. Approximately 2.25 percent of the fair value of the investments in Investment Funds in this strategy are in side pockets or liquidating trusts. The remaining 97.75 percent of the Investment Funds have either initial redemption dates commencing in the future or they can be redeemed with no restrictions as of the measurement date. During the period ended June 30, 2011, the Fund had no transfers into or out of Level 3.

LONG/SHORT EQUITIES

Portfolio Managers utilizing this strategy make long and short investments in equity securities that are deemed by the Portfolio Managers to be under or overvalued. The Portfolio Managers typically do not attempt to neutralize the amount of long and short positions (i.e., they will be net long or net short). The Portfolio Managers may specialize in a particular industry or may allocate holdings across industries. Although the strategy is more commonly focused on U.S. markets, a growing number of Portfolio Managers invest globally. Portfolio Managers in this strategy usually employ a low to moderate degree of leverage. Investment Funds within this strategy are generally subject to 30 - 90 day redemption notice periods. Approximately 0.19 percent of the fair value of the investments in Investment Funds in this strategy are in side pockets or liquidating trusts. The remaining 99.81 percent of the Investment Funds have either initial redemption dates commencing in the future or they can be redeemed with no restrictions as of the measurement date. During the period ended June 30, 2011, the Fund had no transfers into or out of Level 3. Also, during the period ended June 30, 2011, Level 3 sales for this strategy totaled $60,474.

OPPORTUNISTIC/MACRO

Portfolio Managers utilizing this strategy invest in a wide variety of instruments using a broad range of strategies, often assuming an aggressive risk posture. Most Portfolio Managers utilizing this strategy rely on a combination of macro-economic models and fundamental research to invest across countries, markets, sectors and companies, and have the flexibility to invest in numerous financial instruments. Futures and options are often used for hedging and speculation in order to quickly position a portfolio to profit from changing markets. The use of leverage varies considerably. Investment Funds within this strategy are generally subject to 10 - 95 day redemption notice periods. Approximately 0.65 percent of the fair value of the investments in Investment Funds in this strategy are in side pockets or liquidating trusts. The remaining
99.35 percent of the Investment Funds have either initial redemption dates commencing in the future or they can be redeemed with no restrictions as of the measurement date. During the period ended June 30, 2011, the Fund had no transfers into or out of Level 3. Also, during the period ended June 30, 2011, Level 3 sales for this strategy totaled $80,144.

The accompanying notes are an integral part of the Schedule of Investments.

                 J.P. MORGAN ACCESS MULTI-STRATEGY FUND, L.L.C.

                                 June 30, 2011
                                  (Unaudited)

RELATIVE VALUE

Portfolio Managers utilizing this strategy make simultaneous purchases and sales of similar securities to exploit pricing differentials or have long exposure in non-equity oriented beta opportunities (such as credit). The Portfolio Managers attempt to neutralize long and short positions to minimize the impact of general market movements. Different relative value strategies include convertible bond arbitrage, statistical arbitrage, pairs trading, yield curve arbitrage and basis trading. The types of instruments traded vary considerably depending on the Portfolio Manager's relative value strategy. Because the strategy attempts to capture relatively small mis-pricings between two related securities, moderate to substantial leverage is often employed to produce attractive rates of return. Investment Funds within this strategy are generally subject to 45 - 180 day redemption notice periods. Approximately 7.34 percent of the fair value of the investments in Investment Funds in this strategy are in side pockets or liquidating trusts. The remaining 92.66 percent of the Investment Funds have either initial redemption dates commencing in the future or they can be redeemed with no restrictions as of the measurement date. During the period ended June 30, 2011, the Fund had one transfer into Level 3 with a fair market value of $187,649. Also, during the period ended June 30, 2011, Level 3 purchases and sales for this strategy totaled $395,897 and $495,879, respectively.

Any restriction noted above was imposed at various points throughout the year, at the discretion of the underlying Investment Funds and the time at which the restriction might lapse cannot be estimated.

The accompanying notes are an integral part of the Schedule of Investments.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  J.P. Morgan Access Multi-Strategy Fund, L.L.C.

By (Signature and Title)* /s/ Patricia A. Maleski
                          ------------------------------------------------
                          Patricia A. Maleski, Principal Executive Officer (principal executive officer)

Date 8-26-2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Patricia A. Maleski
                          ------------------------------------------------
                          Patricia A. Maleski, Principal Executive Officer (principal executive officer)

Date 8-26-2011

By (Signature and Title)* /s/ Joy C. Dowd
                          ----------------------------------------
                          Joy C. Dowd, Principal Financial Officer
                          (principal financial officer)

Date 8-26-2011

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* Print the name and title of each signing officer under his or her signature.